Retirement Plans (Schedule of Fair Value of Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Insurance Contract | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 112.0		$ 105.1		$ 97.8
Recurring | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	456.0		432.0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	329.5		311.5
Recurring | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	14.5		15.4
Recurring | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	112.0		105.1
Recurring | U.S. Small Mid Cap | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	19.3		24.0
Recurring | U.S. Small Mid Cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	19.3		24.0
Recurring | U.S. Small Mid Cap | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | U.S. Small Mid Cap | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | U.S. Large Cap | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	76.9		101.2
Recurring | U.S. Large Cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	76.9		101.2
Recurring | U.S. Large Cap | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | U.S. Large Cap | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | International | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	52.2		66.8
Recurring | International | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	43.9		57.2
Recurring | International | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.3		9.6
Recurring | International | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Diversified Fixed Income Funds | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	170.0	[1]	97.4	[1]
Recurring | Diversified Fixed Income Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	166.7	[1]	97.4	[1]
Recurring | Diversified Fixed Income Funds | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3.3	[1]	0	[1]
Recurring | Diversified Fixed Income Funds | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	[1]	0	[1]
Recurring | High Yield Bonds | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	11.7		15.9
Recurring | High Yield Bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	11.7		15.9
Recurring | High Yield Bonds | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | High Yield Bonds | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Emerging Market Fund | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	7.9		12.0
Recurring | Emerging Market Fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	7.9		12.0
Recurring | Emerging Market Fund | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Emerging Market Fund | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Diversified/ Commingled Funds | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		2.2
Recurring | Diversified/ Commingled Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Diversified/ Commingled Funds | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		2.2
Recurring | Diversified/ Commingled Funds | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Insurance Contract | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	112.0		105.1
Recurring | Insurance Contract | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Insurance Contract | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Insurance Contract | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	112.0		105.1
Recurring | Other Assets | Fair Value
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6.0		7.4
Recurring | Other Assets | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3.1		3.8
Recurring | Other Assets | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2.9		3.6
Recurring | Other Assets | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 0		$ 0

[1]	Diversified fixed income funds consist of U.S. Treasury bonds, mortgage-backed securities, corporate bonds, asset-backed securities and U.S. agency bonds.